Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		$ (1,943)	$ 322	$ (1,373)
Changes in unrealized gains (losses)		(13,656)	(3,698)	2,905
Changes in unrealized gains (losses)		(75)	125	(194)
Changes in unrealized gains (losses)		526	400	(401)
Changes in unrealized gains (losses)		(13,205)	(3,173)	2,310
Foreign currency translation adjustment	[1]	(10)	35	2
Reclassification to earnings of realized (gains) losses		544	104	(42)
Applicable income taxes		3,207	769	(575)
Balance at end of period		(11,407)	(1,943)	322
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(37)	(64)	(65)
Foreign currency translation adjustment	[1]	(10)	35	2
Applicable income taxes		4	(8)	(1)
Balance at end of period		(43)	(37)	(64)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(1,426)	(1,842)	(1,636)
Changes in unrealized gains (losses)		526	400	(401)
Reclassification to earnings of realized (gains) losses		128	157	125
Applicable income taxes		(167)	(141)	70
Balance at end of period		(939)	(1,426)	(1,842)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(85)	(189)	(51)
Changes in unrealized gains (losses)		(75)	125	(194)
Reclassification to earnings of realized (gains) losses		36	14	10
Applicable income taxes		10	(35)	46
Balance at end of period		(114)	(85)	(189)
Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(935)
Transfer of securities from available-for-sale to held-to-maturity		(4,413)	(1,289)
Reclassification to earnings of realized (gains) losses		400	36
Applicable income taxes		1,015	318
Balance at end of period		(3,933)	(935)
Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		540	2,417	379
Changes in unrealized gains (losses)		(13,656)	(3,698)	2,905
Transfer of securities from available-for-sale to held-to-maturity		4,413	1,289
Reclassification to earnings of realized (gains) losses		(20)	(103)	(177)
Applicable income taxes		2,345	635	(690)
Balance at end of period		$ (6,378)	$ 540	$ 2,417

[1]	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.